UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

(303) 768-3200

(Registrant’s telephone number, including area code)

Date of fiscal year end: March 31

Date of reporting period: 12/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    December 31, 2013

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—108.4%
Minnesota—105.6%
$ 120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%	02/01/2032	$118,304
1,000,000	Anoka County, MN Charter School[1]	5.000	06/01/2043	878,760
300,000	Anoka County, MN Charter School[1]	5.000	06/01/2032	278,814
290,000	Anoka County, MN Charter School[1]	5.000	06/01/2027	280,897
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	25,560
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)[1]	5.000	04/01/2027	1,032,050
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	471,300
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	249,360
25,000	Austin, MN GO1	5.000	10/01/2018	25,059
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	5.000	01/01/2031	779,550
850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	858,508
250,000	Baytown, MN Township (Friends of St. Croix Preparatory Aceademy/St. Croix Preparatory Academy	5.750	08/01/2042	224,585
430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000	08/01/2038	441,447
85,000	Blue Earth County, MN Economic Devel. Authority[1]	5.000	12/01/2027	87,999
75,000	Brainerd, MN Hsg. & Redevel. Authority, Series A1	5.000	02/01/2022	75,097
20,000	Brainerd, MN Hsg. & Redevel. Authority, Series A1	5.000	02/01/2019	20,042
150,000	Breckenridge, MN (Catholic Health Initiatives)[1]	5.000	05/01/2030	150,225
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,023,052
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2042	1,518,735
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2032	1,197,679
1,000,000	Chicago, MN Hsg. & Healthcare (CDL Homes)	6.000	08/01/2043	971,660
1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,084,325
240,000	Cloquet, MN Pollution Control (Potlach Corp.)[1]	5.900	10/01/2026	239,933
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	200,150
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	822,040
224,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	225,792
1,400,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	1,005,578
25,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.300	07/01/2017	24,171
50,000	Cromwell, MN Independent Schoool District No. 95	4.500	02/01/2014	50,174
180,000	Crookston, MN Nursing Home & Multifamily Hsg. (Villa St. Vincent)	6.625	09/01/2024	180,387
750,000	Dakota County, MN Community Devel. Agency (Ebenezer Ridges Assisted Living)	5.750	11/01/2033	728,355

1	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
$3,565,000	Dakota County, MN Community Devel. Agency (Grande Market Place)[1]	5.350%	05/20/2034	$3,566,533
50,000	Dakota County, MN Community Devel. Agency (Grande Market Place)[1]	5.400	11/20/2043	50,003
50,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.400	08/01/2018	50,123
4,555,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.650	02/01/2031	4,684,817
100,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.625	02/01/2026	100,003
1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)	5.500	07/01/2043	935,160
5,000	Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)	2.810	07/01/2015	4,630
1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875	11/01/2033	1,423,179
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.875	11/01/2040	486,470
785,000	Duluth, MN Independent School District No. 709 COP	5.125	03/01/2029	728,221
1,315,000	Duluth, MN Independent School District No. 709 COP	5.250	03/01/2032	1,209,853
300,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2025	289,656
725,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2027	682,022
100,000	East Central, MN Independent School District No. 2580[1]	5.000	02/01/2022	100,390
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200	10/01/2027	456,035
1,270,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700	10/01/2036	962,774
1,150,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000	11/01/2037	1,087,313
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)[1]	5.400	08/01/2040	389,524
280,000	Glencoe, MN Healthcare Facilities (Glencoe Regional Health Services)	4.000	04/01/2031	251,017
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625	02/01/2030	391,560
75,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.050	02/01/2030	73,861
400,000	Hutchinson, MN Public Utility	5.000	12/01/2025	441,012
300,000	Hutchinson, MN Public Utility	5.000	12/01/2022	340,698
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500	04/01/2023	107,845
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650	12/01/2022	178,439
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	114,986
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	540,965
1,100,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	5.700	09/01/2036	1,101,507
500,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500	12/01/2022	361,105
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	252,230

2	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
$ 630,000	Maple Grove, MN Health Care Facilities (North Care)[1]	5.000%	09/01/2029	$630,706
285,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.250	05/01/2037	279,531
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	456,555
490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	502,794
720,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	722,513
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	503,880
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.000	08/15/2034	35,322
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.250	08/15/2035	36,456
25,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)[1]	5.125	12/01/2015	25,097
255,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)[1]	5.875	12/01/2029	255,882
75,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.520	03/01/2041	80,313
261,648	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.250	12/01/2040	272,990
40,828	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.450	04/01/2027	43,260
39,291	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000	12/01/2038	38,792
40,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2027	41,116
25,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	26,007
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	1,105,420
200,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2031	204,658
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	1,099,040
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	175,306
30,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	32,481
50,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	51,809
85,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	88,335
100,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	103,924
8,000,000	Minneapolis & St. Paul, MN Metropolitan AirportsCommission[2]	5.000	01/01/2035	8,440,880
125,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	120,676
1,250,000	Minneapolis, MN Charter School (Yinghua Academy)	6.000	07/01/2043	1,184,050
465,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)[1]	5.200	10/20/2048	466,274

3	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
$ 5,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500%	06/01/2018	$5,056
525,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200	09/01/2029	525,488
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)[1]	6.000	12/01/2040	538,900
40,000	Minneapolis, MN Health Care System (Fairview Health Services)[1]	5.000	05/15/2021	40,239
50,000	Minneapolis, MN Health Care System (Fairview Health Services)	5.500	05/15/2014	50,456
1,390,000	Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.500	11/15/2038	1,582,334
105,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.625	11/15/2028	121,588
600,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.375	11/15/2023	698,466
175,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2030	175,595
50,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2034	49,836
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	153,116
1,275,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	1,082,526
70,000	Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)[1]	5.750	10/20/2042	70,030
55,000	Minneapolis, MN Multifamily Hsg. (Seward Towers)[1]	5.000	05/20/2036	55,249
3,950,000	Minneapolis, MN Multifamily Hsg. (Shingle Creek Senior Hsg.)[1]	5.550	10/20/2042	4,015,136
1,575,000	Minneapolis, MN Multifamily Hsg. (Sumner Field Phase II)[1]	5.150	02/20/2045	1,574,953
100,000	Minneapolis, MN Student Hsg. (Riverton Community Hsg.)	5.600	08/01/2026	97,442
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	250,068
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	362,322
2,250,000	Minneapolis, MN Tax Increment (Grant Park)	5.350	02/01/2030	2,025,180
600,000	Minneapolis, MN Tax Increment (Grant Park)	5.200	02/01/2022	598,404
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	473,725
1,250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750	02/01/2027	1,169,188
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	575,691
25,000	MN Agricultural & Economic Devel. Board (Benedictine Care Centers)	5.750	02/01/2030	24,360
25,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.000	02/15/2030	25,681

4	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
$ 100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.500%		02/15/2025	$110,129
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)[1]	6.375		11/15/2022	155,645
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)[1]	6.375		11/15/2029	115,395
495,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)[1]	5.750		11/15/2026	495,490
25,000	MN Agricultural & Economic Devel. Board (SMDCHS/SJMC Obligated Group)	4.750		02/15/2016	25,067
600,000	MN HEFA (Bethel University)	5.500		05/01/2037	599,952
410,000	MN HEFA (Bethel University)	5.500		05/01/2022	419,758
1,000,000	MN HEFA (College of St. Scholastica)[1]	5.250		12/01/2035	1,011,600
875,000	MN HEFA (College of St. Scholastica)[1]	5.125		12/01/2040	865,506
150,000	MN HEFA (College of St. Scholastica)[1]	6.000		12/01/2028	159,170
500,000	MN HEFA (College of St. Scholastica)[1]	6.300		12/01/2040	521,735
500,000	MN HEFA (Hamline University)[1]	5.000		10/01/2029	510,295
500,000	MN HEFA (Hamline University)[1]	6.000		10/01/2032	524,550
500,000	MN HEFA (Macalester College)[1]	5.000		06/01/2035	530,940
300,000	MN HEFA (St. Catherine University)	5.000		10/01/2025	318,135
200,000	MN HEFA (St. Catherine University)	5.000		10/01/2027	206,058
280,000	MN HEFA (St. Catherine University)	5.000		10/01/2026	291,197
160,000	MN HEFA (University of St. Thomas)[1]	5.250		10/01/2034	163,574
120,000	MN HFA (Homeownership)[1]	5.000		01/01/2031	119,592
250,000	MN HFA (Rental Hsg.)	5.000		08/01/2033	251,693
1,050,000	MN HFA (Rental Hsg.)	5.300		08/01/2044	1,055,912
100,000	MN HFA (Rental Hsg.)[1]	5.000		08/01/2040	98,121
55,000	MN HFA (Residential Hsg.)[1]	5.000		07/01/2023	57,920
200,000	MN HFA (Residential Hsg.)	3.750		01/01/2022	204,164
520,000	MN HFA (Residential Hsg.)[3]	3.750		07/01/2022	521,622
510,000	MN HFA (Residential Hsg.)[1,3]	5.050		07/01/2034	538,086
570,000	MN HFA (Residential Hsg.)[1,3]	5.100		01/01/2040	573,255
50,000	MN HFA (Residential Hsg.)[1]	5.200		01/01/2023	52,773
15,000	MN HFA (Residential Hsg.)[1]	5.900		07/01/2028	15,623
15,000	MN HFA (Residential Hsg.)[1,3]	5.000		07/01/2038	15,436
235,000	MN HFA (Residential Hsg.)[1]	5.100		07/01/2031	235,486
20,000	MN HFA (Residential Hsg.)[1]	5.150		07/01/2028	20,278
70,000	MN HFA (Residential Hsg.)[1,3]	5.250		07/01/2033	70,712
65,000	MN HFA (Residential Hsg.)[1,3]	5.100		07/01/2038	68,227
110,000	MN HFA (Residential Hsg.)[1]	4.600	[4]	07/01/2022	111,439
20,000	MN HFA (Residential Hsg.)[1,3]	5.500		01/01/2038	21,017
25,000	MN Municipal Power Agency[1]	5.000		10/01/2034	25,549
10,000	MN Municipal Power Agency[1]	5.000		10/01/2035	10,083
750,000	MN Municipal Power Agency[1]	5.250		10/01/2035	785,933
1,410,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200		04/01/2027	1,278,969
430,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000		04/01/2017	426,852
100,000	Moorhead, MN Health Care (Evercare Senior Living)	5.000		09/01/2032	85,253
500,000	Moorhead, MN Health Care (Evercare Senior Living)	5.125		09/01/2037	416,280
150,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)	5.875		03/01/2029	142,205

5	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
$ 250,000	New Ulm, MN Economic Devel. Authority (HADC Ridgeway)	6.000%	06/01/2041	$250,045
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500	10/01/2047	1,117,908
300,000	Norwood Young America MN EDA (Harbor at Peace Village)	4.000	08/01/2026	265,137
100,000	Norwood Young America MN EDA (Harbor at Peace Village)	4.100	08/01/2027	87,883
750,000	Oak Park Heights, MN Nursing Home (Boutwells Landing Care Center)	6.000	08/01/2036	743,543
600,000	Oakdale, MN Revenue (Oak Meadows Senior Hsg.)	5.000	04/01/2034	528,870
205,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400	06/01/2041	185,591
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)[1]	5.000	11/01/2030	792,825
170,000	Pine City, MN Health Care & Hsg. (North Branch)	5.000	10/20/2047	170,012
200,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125	10/20/2047	194,288
5,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)	5.625	07/01/2016	5,005
1,000,000	Ramsey, MN (Pact Charter School)[1]	5.500	12/01/2033	999,950
425,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2027	409,755
1,250,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2042	1,094,875
330,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2032	303,151
500,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	468,760
430,000	Rochester, MN Electric Utility	5.000	12/01/2032	464,903
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	258,450
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.875	07/01/2030	806,685
225,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2028	237,987
245,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2027	262,108
5,000	Rosemount, MN GO1	5.400	02/01/2016	5,021
1,250,000	Saint Anthony, MN Multifamily Hsg. (Landings Silver Lake Village II)	6.000	12/01/2030	1,252,700
50,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.000	05/01/2025	51,203
135,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.500	05/01/2039	140,420
15,000	Saint Cloud, MN Health Care (CCHS/CCHSM/CCHSLP/StCH Obligated Group)[1]	5.125	05/01/2030	15,781
1,000,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2027	935,060
795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	715,238
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	283,088
10,000	South Washington County, MN Independent School District No. 833 COP	5.250	12/01/2014	10,034
10,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2024	10,787
750,000	Southern MN Municipal Power Agency[1]	5.250	01/01/2030	788,640

6	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
$ 750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625%	02/01/2031	$708,683
50,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	08/01/2015	50,278
1,000,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	824,090
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	252,460
100,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.500	07/01/2029	104,010
2,455,000	St. Louis Park, MN Health Care Facilities (PNHS)[1]	5.750	07/01/2039	2,545,565
30,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)[1]	5.750	07/01/2030	31,469
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)[1]	5.500	07/01/2023	53,561
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.250	11/15/2028	53,272
55,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2020	61,816
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	564,996
585,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)[1]	5.000	12/01/2036	527,418
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	297,648
215,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2035	217,958
400,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2025	411,196
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.125	12/01/2038	915,260
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	145,119
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)[1]	5.000	12/01/2025	795,675
375,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)[1]	6.375	09/01/2031	384,544
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)[1]	5.000	08/01/2035	507,430
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)[1]	5.500	09/20/2044	750,165
950,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)[1]	5.000	08/01/2035	963,481
400,000	St. Paul, MN Hsg. & Redevel. Authority (St. Paul Conservatory for Performing Arts)	4.625	03/01/2043	327,476
220,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2020	219,246
225,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2021	222,167
235,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2021	231,853
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2020	184,419
240,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2022	234,770

7	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
$ 180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000%	03/01/2019	$181,165
185,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2019	186,284
140,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2022	137,103
935,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2029	890,027
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2026	966,240
500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)	5.000	07/01/2033	444,030
1,500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	1,339,620
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	506,385
1,000,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Episcopal Senior Homes)	5.150	11/01/2042	848,950
1,000,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Episcopal Senior Homes)	5.000	05/01/2038	843,550
920,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2036	928,602
25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2017	27,567
50,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.250	05/15/2018	50,130
720,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.300	05/15/2028	720,446
75,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)[1]	5.000	12/01/2036	76,757
500,000	St. Paul, MN Port Authority (Gerdau Ameristeel)	4.500	10/01/2037	382,760
2,430,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	2,356,493
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,228,686
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	427,375
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	783,666
1,000,000	University of Minnesota[1]	5.000	08/01/2036	1,053,450
750,000	University of Minnesota[1]	5.250	12/01/2031	834,855
500,000	University of Minnesota[1]	5.000	12/01/2036	527,585
500,000	Victoria, MN Private School Facility (Holy Family Catholic High School)	5.000	09/01/2029	484,650
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375	10/01/2030	35,328
160,000	Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)[1]	5.850	06/01/2019	160,160
750,000	Winona, MN Health Care Facilities (Winona Health Services)	5.000	07/01/2034	711,743
220,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2032	207,649
885,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2043	793,013
210,000	Woodbury, MN Charter School (MSA Building Company)[1]	5.000	12/01/2027	206,071

				129,005,359

8	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions—2.8%
$1,000,000	Puerto Rico Commonwealth GO1	5.750%		07/01/2041	$654,500
1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	639,770
250,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	159,545
250,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	177,685
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	72,349
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	66,340
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	68,620
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[5]	08/01/2036	283,120
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[5]	08/01/2034	308,880
90,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	66,625
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	342,505
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	375,340

					3,215,279

Total Investments, at Value (Cost $134,470,609)—108.4%					132,220,638
Liabilities in Excess of Other Assets—(8.4)					(10,189,746)

Net Assets—100.0%					$122,030,892

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2013. See accompanying Notes.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

CCHS	Centracare Health System
CCHSLP	Centracare Health Services of Long Prairie
CCHSM	Centracare Health Services of Melrose
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FRCS	Fairview Regional Community Services
FRRHS	Fairview Range Regional Health Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HADC	Housing Alternatives Development Company
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HP	HealthPartners
HPA	HealthPartners Administrators
HSJH	HealthEast St. Joseph’s Hospital

9	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC	Midwest Assurance Company
MSA	Math & Science Academy
PHS	Pinnacle Health System
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
RRHS	Range Regional Health Services
SJMC	St. Joseph’s Medical Center
SMDCHS	St. Mary’s Duluth Clinic Health System
StCH	St. Cloud Hospital
VOA	Volunteers of America

10	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly

11	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities

12	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $2,440,880.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2013, municipal bond holdings with a value of $8,440,880 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	18.288%	1/1/35	$2,440,880

13	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 or 4.92% of its total assets as of December 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$55,000

14	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and

15	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service

16	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$129,005,359	$—	$129,005,359
U.S. Possessions	—	3,215,279	—	3,215,279

Total Assets	$—	$132,220,638	$—	$132,220,638

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal

17	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes (Continued)

income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$134,464,666 [1]

Gross unrealized appreciation	$3,684,706
Gross unrealized depreciation	(5,934,677)

Net unrealized depreciation	$(2,249,971)

1.	The Federal tax cost of securities does not include cost of $5,943, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

18	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014